Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 35.8%	Principal Amount	Value
Domestic - 32.7%
Aerospace & defense - 1.8%
Raytheon Technologies Corp.,
2.38%, 03/15/32	$4,070,000	$3,594,740
4.13%, 11/16/28	10,235,000	10,384,359
The Boeing Co.,
2.80%, 03/01/27	935,000	861,586
3.60%, 05/01/34	3,320,000	2,817,404
5.04%, 05/01/27	2,142,000	2,184,360
Agriculture - 0.8%
BAT Capital Corp.,
3.56%, 08/15/27	2,080,000	1,945,945
4.91%, 04/02/30	6,465,000	6,150,239
Airlines - 2.4%
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	8,885,063	8,777,331
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,353,369	2,233,361
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	8,407,936	7,310,886
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	4,958,772	4,364,670
Series 2020-1, Class A, 4.00%, 05/15/34	1,853,291	1,756,402
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	518,214	484,831
Series 2016-2, Class AA, 2.88%, 04/07/30	323,902	294,222
Series 2018-1, Class AA, 3.50%, 09/01/31	783,862	722,431
Auto manufacturers - 3.3%
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	12,970,000	12,705,740
3.38%, 11/13/25	3,530,000	3,368,361
5.58%, 03/18/24	985,000	993,875
General Motors Financial Co., Inc.,
1.25%, 01/08/26	9,130,000	8,237,165
2.75%, 06/20/25	5,145,000	4,919,395
Volkswagen Group of America Finance LLC,
144A, 3.75%, 05/13/30	3,760,000	3,524,454
144A, 3.95%, 06/06/25	1,330,000	1,323,008
Automobiles - 0.3%
Ford Motor Co., 3.25%, 02/12/32	3,240,000	2,705,400
Banks - 7.8%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	7,823,000	6,705,893
3.50%, 04/19/26	100,000	99,639
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	7,000,000	6,836,932
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	5,060,000	5,094,297
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	5,195,000	5,417,420
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	2,910,000	2,567,182
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	6,440,000	5,724,745
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	5,060,000	4,772,855
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	3,849,954
Fifth Third Bancorp, 2.55%, 05/05/27	4,220,000	3,946,378
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	6,435,000	5,724,348
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	5,375,000	5,406,469
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	5,060,000	5,123,471
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	3,400,000	3,545,207
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	5,715,000	5,248,028
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	9,780,000	9,812,409
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	3,400,000	3,524,415
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	4,100,000	4,029,628
Capital markets - 1.6%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,435,000	5,747,879
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	5,740,000	5,465,959
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	6,435,000	5,750,082
Containers & packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	3,685,362
Cosmetics/personal care - 0.5%
GSK Consumer Healthcare Capital US LLC, 144A, 3.63%, 03/24/32	5,895,000	5,710,528
Diversified telecommunication services - 1.6%
AT&T, Inc.,
2.55%, 12/01/33	3,637,000	3,079,125
2.75%, 06/01/31	3,985,000	3,574,426
Verizon Communications, Inc.,
2.10%, 03/22/28	935,000	855,290
2.55%, 03/21/31	10,925,000	9,707,680
Electric - 3.6%
Appalachian Power Co., 2.70%, 04/01/31	6,695,000	5,922,006
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	465,000	451,122
Constellation Energy Generation LLC, 3.25%, 06/01/25	4,385,000	4,268,534
Duke Energy Florida LLC, 5.65%, 04/01/40	6,191,000	6,857,541
Duke Energy Progress LLC, 3.70%, 09/01/28	2,315,000	2,318,831
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	3,567,176
Entergy Louisiana LLC, 2.35%, 06/15/32	5,035,000	4,374,258
Florida Power & Light Co., 2.88%, 12/04/51	8,680,000	6,860,370
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,855,000	1,904,506
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	2,629,372
Electric utilities - 2.4%
Duke Energy Corp., 0.90%, 09/15/25	5,360,000	4,930,921
IPALCO Enterprises, Inc., 4.25%, 05/01/30	8,845,000	8,423,284
Southern California Edison Co., 1.20%, 02/01/26	5,920,000	5,406,431
Virginia Electric and Power Co., 2.30%, 11/15/31	3,450,000	3,052,462
Wisconsin Power and Light Co., 1.95%, 09/16/31	3,995,000	3,418,080
Electrical equipment - 0.3%
Emerson Electric Co., 2.20%, 12/21/31	4,040,000	3,592,553
Equity real estate investment trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	670,000	686,126
Ventas Realty LP, 4.75%, 11/15/30	5,925,000	5,935,520
Food & staples retailing - 0.4%
Sysco Corp., 2.45%, 12/14/31	4,490,000	3,916,816
Health care providers & services - 0.7%
Cigna Corp., 2.38%, 03/15/31	3,985,000	3,519,689
CVS Health Corp., 2.13%, 09/15/31	4,085,000	3,463,885
Insurance - 0.6%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	4,185,000	3,864,755
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,260,000	3,087,823
Media - 0.3%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,070,638
Multi-utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	2,135,000	2,028,972
Oil & gas - 0.3%
BP Capital Markets America, Inc., 2.72%, 01/12/32	3,985,000	3,636,612
Road & rail - 0.6%
Norfolk Southern Corp., 3.00%, 03/15/32(a)	5,185,000	4,869,444
Union Pacific Corp., 2.80%, 02/14/32	1,380,000	1,282,404
Specialty retail - 0.3%
Lowe's Cos, Inc., 2.63%, 04/01/31	3,985,000	3,559,224
Telecommunications - 0.8%
T-Mobile USA, Inc.,
2.70%, 03/15/32	4,220,000	3,680,759
3.50%, 04/15/25	4,895,000	4,837,898
Tobacco - 0.8%
Altria Group, Inc., 2.45%, 02/04/32	5,435,000	4,281,304
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	4,480,019
Transportation - 0.0%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust, Series 2005-4, 4.97%, 04/01/23	39,118	39,016
Total domestic corporate bonds (cost $378,067,328)		350,884,117
Foreign - 3.1%
Airlines - 0.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	2,032,670	1,992,907
Banks - 1.0%
HSBC Holdings PLC, 4.95%, 03/31/30	5,075,000	5,119,165
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	6,380,000	5,706,237
Capital markets - 0.7%
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,805,000	4,322,485
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,750,000	2,442,434
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,070,880
Miscellaneous manufacturing - 0.7%
GE Capital International Funding Co., 4.42%, 11/15/35	7,320,000	7,225,105
Oil, gas & consumable fuels - 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,595,000	5,500,207
Total foreign corporate bonds (cost $35,927,346)		33,379,420
Total corporate bonds (cost $413,994,674)		384,263,537

FOREIGN GOVERNMENT BONDS - 7.1%
Mexico Bonos, 7.75%, 05/29/31 (Principal amount is denominated in Mexican Peso)	226,262,900	10,473,767
Mexico Government International Bond, 3.50%, 02/12/34	8,195,000	7,112,661
Mexico Udibonos, 4.50%, 11/22/35 (Principal amount is denominated in Mexican Peso)	170,067,300	8,772,502
Petroleos Mexicanos, 7.69%, 01/23/50	2,915,000	2,124,306
Secretaria Tesouro Nacional, 10.00%, 01/01/31 (Principal amount is denominated in Brazilian Real)	285,880,000	47,905,922
Total foreign government bonds (cost $81,984,729)		76,389,158

MORTGAGE AND ASSET-BACKED SECURITIES - 25.9%
Asset-backed securities - 6.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	12,150,000	12,121,454
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	3,619,925	3,582,493
BMW Vehicle Owner Trust, Series 2022-A, Class A2A, 2.52%, 12/26/24	6,865,000	6,818,880
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,505,000	5,448,983
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	9,695,757	9,524,695
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	13,900,000	13,010,599
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	5,785,000	5,441,849
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	189,271	187,500
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	8,206,257	8,033,965
Commercial mortgage-backed securities - 4.3%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	1,848,961
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	1,565,000	1,452,384
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,209,116
Series 2021-B24, Class A2, 1.95%, 03/17/54	4,028,000	3,745,724
Series 2022-B33, Class A2, 3.32%, 03/17/55	8,420,000	8,224,028
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	5,481,639
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,263,635	3,178,860
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	664,926	664,761
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	1,822,434
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	9,445,000	8,842,615
GS Mortgage Securities Trust, Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	368,344	368,016
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	1,128,067	1,119,258
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	4,694,945
Federal agency mortgage-backed obligations - 15.6%
Fannie Mae Pool,
TBA, 2.00%, 09/15/52	49,545,000	44,526,633
TBA, 2.50%, 08/15/52	59,835,000	55,749,988
TBA, 3.00%, 08/15/52	18,610,000	17,920,303
TBA, 3.50%, 09/15/52	41,045,000	40,502,297
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	73,620	73,278
Series 2016-M7, Class AV2, 2.16%, 10/25/23	2,946,211	2,908,927
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	5,688,671	5,618,774
Series 2583, Class AB, 2.14%, 08/15/23	360,465	359,114
Total mortgage and asset-backed securities (cost $279,162,377)		277,482,473

U.S. TREASURIES - 33.2%
U.S. Treasury Bonds,
1.75%, 08/15/41	47,475,000	37,089,844
2.00%, 08/15/51	43,970,000	34,841,072
2.25%, 02/15/52	14,480,000	12,210,712
U.S. Treasury Notes,
0.88%, 09/30/26	51,440,000	47,670,412
1.38%, 10/31/28	44,240,000	40,785,478
1.63%, 04/30/23	74,505,000	73,748,309
1.75%, 01/31/29	116,040,000	109,413,028
Total U.S. Treasuries (cost $368,347,079)		355,758,855

MEDIUM-TERM NOTES - 0.0%
Citigroup Global Markets Holdings, Inc.,
144A, 08/26/22*	350,000	89,922
144A, 09/22/22*	350,000	126,658
144A, 10/28/22*	350,000	170,457
Total medium-term notes (cost $1,050,000)		387,037

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 1.70%#	1,542,385	1,542,385
Total money market funds (cost $1,542,385)		1,542,385
Total investment portfolio (cost $1,146,081,244) - 102.1%		1,095,823,445
Liabilities in excess of other assets - (2.1)%		(22,701,477)
Total net assets - 100.0%		$1,073,121,968
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $1,510,094 or 0.1% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

* This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each the S&P 500 Index (“SPX”) and USDJPY FX Rate (each, an "underlying") from its initial underlying value to its final underlying value.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.

SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments, other than Money Market Funds which are categorized as Level 1, are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 07.31.2022
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2022	(Depreciation)
5-Year U.S. Treasury Note	09/30/22	3,288	$367,432,290	$373,932,939	$6,500,649

FUTURES CONTRACTS - SHORT

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2022	(Depreciation)
Long Bond U.S. Treasury Note	09/21/22	(983)	$(134,634,307)	$(141,552,000)	$(6,917,693)
Total futures contracts					$(417,044)

There is $528,868 of variation margin due from the broker to the Fund as of the date of this report. Futures contracts are categorized as Level 1 as of the date of this report.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2022

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 38	B2/B	Sell	Receive	5%/Quarterly	06/20/27	$ 123,839,100	$ 2,116,967	$ (1,303,842)	$ 3,420,809
Intercontinental Exchange	CDX North American Investment Grade Index Series 38	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/27	206,150,000	2,067,249	2,307,550	(240,301)
Total swap contracts							$ 329,989,100	$ 4,184,216	$ 1,003,708	$ 3,180,508

There is $3,718,050 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2022
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Brazilian Real	316,254,538	U.S. Dollar	58,172,108	09/02/22	J.P. Morgan	$ 2,302,896
Canadian Dollar	2,305,483	U.S. Dollar	1,787,473	09/21/22	J.P. Morgan	12,558
South Korean Won	11,350,000,000	U.S. Dollar	8,641,036	10/20/22	J.P. Morgan	108,073
Mexican Peso	405,444,646	U.S. Dollar	19,317,043	09/14/22	J.P. Morgan	394,878
U.S. Dollar	79,556,374	Brazilian Real	393,191,467	09/02/22	J.P. Morgan	4,369,293
U.S. Dollar	1,500,000	Canadian Dollar	1,934,025	09/21/22	J.P. Morgan	(10,012)
U.S. Dollar	19,457,694	Mexican Peso	392,763,280	09/14/22	J.P. Morgan	362,317
Total forward contracts						$ 7,540,003

Forward Contracts are categorized as Level 2 as of the date of this report.